Other Disclosures - Related Parties - Schedule of Executive Management Shareholding (Details) - Executive Management - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Kim Stratton
Disclosure of Transactions Between Related Parties [Line Items]
Number of shares owned		50,600
Anders Vadsholt
Disclosure of Transactions Between Related Parties [Line Items]
Number of shares owned	160,717	143,156	132,595
Anders Hinsby
Disclosure of Transactions Between Related Parties [Line Items]
Number of shares owned			209,596